Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Information on net borrowings
Schedule of net borrowings
(€ million)	December 31, 2024	December 31, 2023
A. Cash	3,367	3,731
B. Cash equivalents	4,816	6,462
C. Other current financial assets	7,881	7,637
D Liquidity (A+B+C)	16,064	17,830
E. Current financial debt	6,942	6,057
F. Current portion of non-current financial debt	3,157	2,084
G. Current financial indebtedness (E+F)	10,099	8,141
H. Net current financial indebtedness (G-D)	(5,965)	(9,689)
I. Non-current financial debt	6,175	5,472
J. Debt instruments	20,527	20,452
K. Non‐current trade and other payables
L. Non-current financial indebtedness (I+J+K)	26,702	25,924
M. Total financial indebtedness (H+L)	20,737	16,235